Financial instruments (Tables)	9 Months Ended
Sep. 30, 2026
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2026	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	17.5	—	17.5
Trade and other receivables excluding non-financial assets	401.4	—	—	—	401.4
Cash and cash equivalents	137.1	138.5	—	—	275.6
Liabilities
Derivative financial instruments	—	—	(74.6)	—	(74.6)
Trade and other payables excluding non-financial liabilities	—	—	—	(789.0)	(789.0)
Loans and borrowings	—	—	—	(2,313.1)	(2,313.1)
Total	538.5	138.5	(57.1)	(3,102.1)	(2,482.2)
Trade and other receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €151.9 million.

Loans and borrowings includes €95.8 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.9	—	4.9
Trade and other receivables excluding non-financial assets	315.8	—	—	—	315.8
Cash and cash equivalents	108.7	216.1	—	—	324.8
Liabilities
Derivative financial instruments	—	—	(131.6)	—	(131.6)
Trade and other payables excluding non-financial liabilities	—	—	—	(740.5)	(740.5)
Loans and borrowings	—	—	—	(2,291.2)	(2,291.2)
Total	424.5	216.1	(126.7)	(3,031.7)	(2,517.8)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2026	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	17.5	—	17.5
Trade and other receivables excluding non-financial assets	401.4	—	—	—	401.4
Cash and cash equivalents	137.1	138.5	—	—	275.6
Liabilities
Derivative financial instruments	—	—	(74.6)	—	(74.6)
Trade and other payables excluding non-financial liabilities	—	—	—	(789.0)	(789.0)
Loans and borrowings	—	—	—	(2,313.1)	(2,313.1)
Total	538.5	138.5	(57.1)	(3,102.1)	(2,482.2)
Trade and other receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €151.9 million.

Loans and borrowings includes €95.8 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.9	—	4.9
Trade and other receivables excluding non-financial assets	315.8	—	—	—	315.8
Cash and cash equivalents	108.7	216.1	—	—	324.8
Liabilities
Derivative financial instruments	—	—	(131.6)	—	(131.6)
Trade and other payables excluding non-financial liabilities	—	—	—	(740.5)	(740.5)
Loans and borrowings	—	—	—	(2,291.2)	(2,291.2)
Total	424.5	216.1	(126.7)	(3,031.7)	(2,517.8)

	Fair value		Carrying value
	September 30, 2026	December 31, 2025	September 30, 2026	December 31, 2025
	€m	€m	€m	€m
Senior EUR/USD loans	1,422.3	1,417.0	1,427.2	1,408.0
Other external debt	0.1	0.1	0.1	0.1
Fixed rate senior secured notes	789.5	784.0	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(10.1)	(6.2)
	2,211.9	2,201.1	2,217.2	2,201.9